NOTES RELATED TO THE CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Additional Details (Details) € / shares in Units, € in Thousands, $ in Thousands					1 Months Ended				12 Months Ended
	Apr. 22, 2022 EUR (€)	Apr. 22, 2022 USD ($)	Dec. 31, 2021 EUR (€) tranch € / shares shares	Jun. 24, 2020 tranch shares	Dec. 31, 2021 EUR (€) € / shares shares	Apr. 30, 2021 € / shares shares	Nov. 30, 2020 EUR (€) loan	Feb. 29, 2020 EUR (€)	Dec. 31, 2022 EUR (€) tranch € / shares shares	Dec. 31, 2021 EUR (€) tranch € / shares shares	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2012 EUR (€)	Apr. 22, 2022 USD ($)	Aug. 24, 2021 EUR (€)	Jul. 22, 2021 EUR (€)	May 19, 2021 EUR (€)	Mar. 02, 2021 EUR (€)	Dec. 22, 2020 EUR (€)	Dec. 07, 2020 EUR (€)	Nov. 17, 2020 EUR (€)	Aug. 24, 2020 EUR (€)	Jul. 06, 2020 EUR (€)	Dec. 31, 2019 EUR (€) shares
Notes Related To The Consolidated Statements Of Financial Position [Line Items]
Property, plant and equipment			€ 18,960		€ 18,960				€ 393	€ 18,960	€ 20,862														€ 25,631
Right of use			6,869		6,869				2,584	6,869	8,228
Value added tax receivables			610		610				899	610	635
Term deposits			€ 9,106		€ 9,106				€ 12,113	€ 9,106	€ 10,098
Number of shares fully paid up (in shares) | shares			31,018,553		31,018,553				31,018,553	31,018,553	20,057,562														17,940,035
Nominal value (in euro per share) | € / shares			€ 0.10		€ 0.10				€ 0.10	€ 0.10
Number of tranches of borrowings issued | tranch										5
Convertible notes			€ 0		€ 0				€ 0	€ 0	€ 2,169
Conditional advance, accrued interest									386
Number of borrowings received (in loan) | loan							2
Financial liabilities – current portion			164		164				2,565	164	2,265
Financial liabilities – non-current portion			15,232		15,232				7,547	15,232	14,379
Expense relating to short-term leases									654	824	0
Expense relating to leases of low-value assets									20	30	31
Hospital costs accruals			€ 9,289		€ 9,289				2,355	9,289	10,770
Utilization of hospital cost accrual									3,882
Decrease in R&D									(3,053)
Other financial income									4,395	4,234	225
Societe Generale
Notes Related To The Consolidated Statements Of Financial Position [Line Items]
Borrowings maturity												36 months
Unsecured bank loans received												€ 1,900
Interest rate							0.25%					0.40%
Secured bank loans received							€ 5,000
Societe Generale | Top of range
Notes Related To The Consolidated Statements Of Financial Position [Line Items]
Borrowings maturity							5 years
BPI France
Notes Related To The Consolidated Statements Of Financial Position [Line Items]
Interest rate							1.67%
Secured bank loans received							€ 5,000
BPI France | Bottom of range
Notes Related To The Consolidated Statements Of Financial Position [Line Items]
Borrowings maturity							1 year
Tedac project
Notes Related To The Consolidated Statements Of Financial Position [Line Items]
Non-refundable subsidies									2,700
Conditional advance granted by BPI France									4,895
Conditional advance received								€ 2,979	4,895	734	2,979		€ 1,119	€ 63
Subsidies and conditional advances received										7,000
Condition of repayment: amount of cumulative sales										€ 10,000
Other financial income									€ 386
European High Growth Opportunities Fund
Notes Related To The Consolidated Statements Of Financial Position [Line Items]
Number of warrant notes issued for no consideration (in shares) | shares				1,200
Number of tranches of convertible notes | tranch				2
Number Of Warrants | shares									303,030
Number of tranches of borrowings issued | tranch									9
Convertible notes									€ 27,000
Number of tranches of borrowings issued, investor call | tranch			2
Number of convertible notes (in shares) | shares									540
Number of convertible notes outstanding (in shares) | shares									0
Number of warrants attached to convertible notes outstanding (in shares) | shares									303,030
European High Growth Opportunities Fund | Tranche four
Notes Related To The Consolidated Statements Of Financial Position [Line Items]
Convertible notes																					€ 3,000
European High Growth Opportunities Fund | Tranche one
Notes Related To The Consolidated Statements Of Financial Position [Line Items]
Convertible notes																								€ 3,000
European High Growth Opportunities Fund | Tranche Eight
Notes Related To The Consolidated Statements Of Financial Position [Line Items]
Convertible notes																	€ 3,000
European High Growth Opportunities Fund | Tranche Nine
Notes Related To The Consolidated Statements Of Financial Position [Line Items]
Convertible notes																€ 3,000
European High Growth Opportunities Fund | Tranche two
Notes Related To The Consolidated Statements Of Financial Position [Line Items]
Convertible notes																							€ 3,000
European High Growth Opportunities Fund | Tranche three
Notes Related To The Consolidated Statements Of Financial Position [Line Items]
Convertible notes																						€ 3,000
European High Growth Opportunities Fund | Tranche five
Notes Related To The Consolidated Statements Of Financial Position [Line Items]
Convertible notes																				€ 3,000
European High Growth Opportunities Fund | Tranche Six
Notes Related To The Consolidated Statements Of Financial Position [Line Items]
Convertible notes																			€ 3,000
European High Growth Opportunities Fund | Tranche Seven
Notes Related To The Consolidated Statements Of Financial Position [Line Items]
Convertible notes																		€ 3,000
European High Growth Opportunities Fund | Market capitalisation above the specified threshold
Notes Related To The Consolidated Statements Of Financial Position [Line Items]
Number of convertible notes (in shares) | shares									60
Number Of Warrants | shares									33,670
European High Growth Opportunities Fund | Market capitalisation below the specified threshold
Notes Related To The Consolidated Statements Of Financial Position [Line Items]
Number of convertible notes (in shares) | shares									30
Number Of Warrants | shares									16,835
Market capitalisation to be maintained									€ 50,000
Number of consecutive trading days for the market capitalisation to be maintained									20 days
European High Growth Opportunities Fund | Convertible notes
Notes Related To The Consolidated Statements Of Financial Position [Line Items]
Percentage of volume weighted average price of shares									98.00%
Notional amount									€ 50
Borrowings maturity									12 months
Number of consecutive trading days taken into account in the determination of the conversion price									3 days
Maximum number of shares issuable on conversion of warrants | shares									10,000,000
European High Growth Opportunities Fund | Warrants
Notes Related To The Consolidated Statements Of Financial Position [Line Items]
Number of shares subscribed per warrant (in shares) | shares									1
Share subscription warrants term									5 years
Exercise price as a percentage of volume weighted average share price									120.00%
Number of consecutive trading days taken into account in the determination of the exercise price									15 days
Exercise price of share subscription of warrants (in euro per share) | € / shares									€ 8.91
Volume weighted average price, three trading sessions prior to the conversion date | European High Growth Opportunities Fund | Convertible notes
Notes Related To The Consolidated Statements Of Financial Position [Line Items]
Percentage of volume weighted average price of shares									80.00%
Volume weighted average price, three days prior to the conversion date | European High Growth Opportunities Fund | Convertible notes
Notes Related To The Consolidated Statements Of Financial Position [Line Items]
Percentage of volume weighted average price of shares									95.00%
Present value of defined benefit obligation
Notes Related To The Consolidated Statements Of Financial Position [Line Items]
Curtailment Gain - restructuring plan 2022 (PSE)									€ (63)
Registered Direct Offering
Notes Related To The Consolidated Statements Of Financial Position [Line Items]
Nominal value (in euro per share) | € / shares						€ 0.10
Number of warrants issued (in shares) | shares					2,308,824	3,103,449
Number of shares subscribed per warrant (in shares) | shares			1		1	1				1
Warrants, exercise price (in euro per share) | € / shares					€ 2.83	€ 7.5
Warrants, term					2 years	2 years
Buildings
Notes Related To The Consolidated Statements Of Financial Position [Line Items]
Right of use			€ 6,511		€ 6,511				2,557	€ 6,511	8,197
Term deposits
Notes Related To The Consolidated Statements Of Financial Position [Line Items]
Term deposits			9,000		9,000				12,000	9,000	10,000
Convertible to cash
Notes Related To The Consolidated Statements Of Financial Position [Line Items]
Term deposits			100		100				100	100	100
ACCUMULATED DEPRECIATION AND IMPAIRMENT
Notes Related To The Consolidated Statements Of Financial Position [Line Items]
Disposals, property, plant and equipment									7,261	489	77
Property, plant and equipment			(10,275)		(10,275)				(6,383)	(10,275)	(6,907)														€ (3,810)
Impairment									(983)
Right of use			(4,150)		(4,150)				(4,280)	(4,150)	(3,763)														(2,380)
Decrease									1,418	1,070	10
Impairment									728
ACCUMULATED DEPRECIATION AND IMPAIRMENT | Buildings
Notes Related To The Consolidated Statements Of Financial Position [Line Items]
Right of use			(2,934)		(2,934)				(3,116)	(2,934)	(2,649)														(1,285)
Decrease									1,339	1,070	0
Impairment									728
GROSS VALUE
Notes Related To The Consolidated Statements Of Financial Position [Line Items]
Disposals, property, plant and equipment									(23,390)	(505)	(178)
Property, plant and equipment			29,235		29,235				6,775	29,235	27,769														29,441
Right of use			11,019		11,019				6,864	11,019	11,991														12,389
Decrease									(4,441)	(1,763)	(14)
GROSS VALUE | Buildings
Notes Related To The Consolidated Statements Of Financial Position [Line Items]
Right of use			9,445		9,445				5,673	9,445	10,846														11,237
Decrease									(4,045)	(1,763)	0
Plant, equipment and tooling
Notes Related To The Consolidated Statements Of Financial Position [Line Items]
Property, plant and equipment			2,814		2,814				154	2,814	3,695														3,586
Plant, equipment and tooling | ACCUMULATED DEPRECIATION AND IMPAIRMENT
Notes Related To The Consolidated Statements Of Financial Position [Line Items]
Disposals, property, plant and equipment									1,601	142	69
Property, plant and equipment			(3,102)		(3,102)				(2,957)	(3,102)	(2,092)														(1,220)
Impairment									(795)
Plant, equipment and tooling | GROSS VALUE
Notes Related To The Consolidated Statements Of Financial Position [Line Items]
Disposals, property, plant and equipment									(3,092)	(144)	(69)
Property, plant and equipment			5,916		5,916				3,111	5,916	5,787														4,806
Assets under construction
Notes Related To The Consolidated Statements Of Financial Position [Line Items]
Property, plant and equipment			112		112				0	112	77														1,079
Assets under construction | GROSS VALUE
Notes Related To The Consolidated Statements Of Financial Position [Line Items]
Disposals, property, plant and equipment									(54)		(26)
Property, plant and equipment			112		112				0	112	77														1,079
General equipment, fixtures and fittings
Notes Related To The Consolidated Statements Of Financial Position [Line Items]
Property, plant and equipment			15,636		15,636				213	15,636	16,574														20,264
General equipment, fixtures and fittings | ACCUMULATED DEPRECIATION AND IMPAIRMENT
Notes Related To The Consolidated Statements Of Financial Position [Line Items]
Disposals, property, plant and equipment									5,437	151	8
Property, plant and equipment			(6,454)		(6,454)				(2,701)	(6,454)	(4,127)														(2,121)
Impairment									(65)
General equipment, fixtures and fittings | GROSS VALUE
Notes Related To The Consolidated Statements Of Financial Position [Line Items]
Disposals, property, plant and equipment									(19,862)	(157)	(83)
Property, plant and equipment			22,090		22,090				2,914	22,090	20,701														22,385
Office equipment and computers
Notes Related To The Consolidated Statements Of Financial Position [Line Items]
Property, plant and equipment			398		398				25	398	516														702
Office equipment and computers | ACCUMULATED DEPRECIATION AND IMPAIRMENT
Notes Related To The Consolidated Statements Of Financial Position [Line Items]
Disposals, property, plant and equipment									222	196	0
Property, plant and equipment			(719)		(719)				(725)	(719)	(688)														(469)
Impairment									(123)
Office equipment and computers | GROSS VALUE
Notes Related To The Consolidated Statements Of Financial Position [Line Items]
Disposals, property, plant and equipment									(383)	(204)	0
Property, plant and equipment			€ 1,117		€ 1,117				750	1,117	1,204														€ 1,171
Cell Therapy Manufacturing Facility
Notes Related To The Consolidated Statements Of Financial Position [Line Items]
Property, plant and equipment	€ 15,673														$ 17,146
Right of use	3,022														$ 3,307
Cell Therapy Manufacturing Facility | ACCUMULATED DEPRECIATION AND IMPAIRMENT
Notes Related To The Consolidated Statements Of Financial Position [Line Items]
Disposals, property, plant and equipment	6,673	$ 7,301
Cell Therapy Manufacturing Facility | GROSS VALUE
Notes Related To The Consolidated Statements Of Financial Position [Line Items]
Disposals, property, plant and equipment	(22,346)	$ (24,447)
Cell Therapy Manufacturing Facility | Plant, equipment and tooling | GROSS VALUE
Notes Related To The Consolidated Statements Of Financial Position [Line Items]
Disposals, property, plant and equipment	(2,070)
Cell Therapy Manufacturing Facility | Assets under construction | GROSS VALUE
Notes Related To The Consolidated Statements Of Financial Position [Line Items]
Disposals, property, plant and equipment	(54)
Cell Therapy Manufacturing Facility | General equipment, fixtures and fittings | GROSS VALUE
Notes Related To The Consolidated Statements Of Financial Position [Line Items]
Disposals, property, plant and equipment	(19,862)
Cell Therapy Manufacturing Facility | Office equipment and computers | GROSS VALUE
Notes Related To The Consolidated Statements Of Financial Position [Line Items]
Disposals, property, plant and equipment	(361)
Other Disposals
Notes Related To The Consolidated Statements Of Financial Position [Line Items]
Disposals, property, plant and equipment	(1,022)
Other Disposals | ACCUMULATED DEPRECIATION AND IMPAIRMENT
Notes Related To The Consolidated Statements Of Financial Position [Line Items]
Disposals, property, plant and equipment	€ 565
Intangible assets in progress
Notes Related To The Consolidated Statements Of Financial Position [Line Items]
Impairment loss recognised									€ 600	€ 560	€ 1,036